Note 4 - Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred tax liabilities:
Policy acquisition costs	$2,675,908	$2,954,747
Net unrealized gain on available-for-sale securities	3,242,210	9,140,543
Due premiums	957,825	1,068,415
Other	695,201	861,193
Total deferred tax liabilities	7,571,144	14,024,898

Deferred tax assets:
Benefit reserves, net of reinsurance	3,137,466	3,229,901
Other policyholder funds	363,106	376,530
AMT credit carryforwards	565,828	511,673
Accrued pension liability	2,065,628	1,748,090
Other	333,340	373,254
Total deferred tax assets	6,465,368	6,239,448
Net deferred tax liabilities	$1,105,776	$7,785,450

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(19.2)	(2.5)
Dividends-received deduction	(2.7)	(1.4)
Defined contribution plan dividend	(2.3)	(1.3)
Nondeductible COLI expense	(16.3)	(7.2)
Nontaxable COLI life insurance proceeds	(7.7)	(2.8)
Nondeductible travel & meals expense	2.5	1.3
True-up of provision to actual	1.7	4.4
Other	(4.7)	0.8

Effective income tax rate	(14.7)%	25.3%